STATEMENTS OF NET ASSETS AVAILABLE FOR BENEFITS - EBP 011 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments
Investment in Master Trust, at fair value (Note 3)	$ 8,298,288	$ 6,934,374
Investment in Master Trust, at contract value (Note 3)	734,260	575,456
Total investment in Master Trust	9,032,548	7,509,830
Receivables
Notes receivable from participants	210,002	214,940
Employer contributions	0	3,182
Participant contributions	0	7,505
Total receivables	210,002	225,627
Total assets	9,242,550	7,735,457
NET ASSETS AVAILABLE FOR BENEFITS	$ 9,242,550	$ 7,735,457